Financial Instruments and Risk Management - Liquidity Risk (Details) $ in Millions, $ in Billions	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)
Financial Liabilities
Cash and cash equivalents	$ 1,729		$ 1,980	$ 2,205
Total credit facilities	6,971
Total unutilized credit facilities	5,533
Unused capacity under the Board of Directors authority		$ 5.0
Timing of cash outflows related to trade and other payables and debt
Trade and other payables undiscounted cash flows	7,700		8,037
Gross derivative liability undiscounted cash flows	7,118		4,370
Debt undiscounted cash flows	19,916		22,299
Lease liabilities	6,436		4,983
Within one year
Timing of cash outflows related to trade and other payables and debt
Trade and other payables undiscounted cash flows	7,646		7,959
Gross derivative liability undiscounted cash flows	6,586		3,824
Debt undiscounted cash flows	1,132		3,375
Lease liabilities	561		477
2 to 3 years
Timing of cash outflows related to trade and other payables and debt
Trade and other payables undiscounted cash flows	53		39
Gross derivative liability undiscounted cash flows	532		546
Debt undiscounted cash flows	3,184		1,066
Lease liabilities	991		807
4 to 5 years
Timing of cash outflows related to trade and other payables and debt
Trade and other payables undiscounted cash flows	1		39
Debt undiscounted cash flows	1,425		1,541
Lease liabilities	846		652
Over 5 years
Timing of cash outflows related to trade and other payables and debt
Debt undiscounted cash flows	14,175		16,317
Lease liabilities	4,038		3,047
Liquidity Risk
Financial Liabilities
Cash and cash equivalents	1,700
Total credit facilities	7,000		7,000
Total unutilized credit facilities			5,500
Timing of cash outflows related to trade and other payables and debt
Derivative financial liabilities	7,118		4,370
Derivative financial assets	7,033			4,162
Derivative liabilities, net	$ 85		$ 208	$ 208